UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.0%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	31,850	$1,003,275

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	229,330	8,356,785

Leisure Equipment & Products - 1.9%
Mattel Inc.	271,800	9,643,464

Media - 3.8%
Walt Disney Co.	379,280	19,828,759

Specialty Retail - 4.5%
Gap Inc.	141,280	5,054,998
Guess? Inc.	44,360	1,127,631
Home Depot Inc.	286,450	17,292,987

Total Specialty Retail		23,475,616

TOTAL CONSUMER DISCRETIONARY		62,307,899

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 2.1%
Safeway Inc.	686,770	11,050,129

Food Products - 3.6%
Unilever PLC	307,520	11,183,051
Unilever PLC, ADR	204,327	7,462,022

Total Food Products		18,645,073

TOTAL CONSUMER STAPLES		29,695,202

ENERGY - 16.1%
Energy Equipment & Services - 4.1%
Halliburton Co.	315,700	10,635,933
Schlumberger Ltd.	143,500	10,379,355

Total Energy Equipment & Services		21,015,288

Oil, Gas & Consumable Fuels - 12.0%
Chevron Corp.	139,720	16,285,763
Devon Energy Corp.	196,706	11,900,713
Exxon Mobil Corp.	117,100	10,708,795
Hess Corp.	208,260	11,187,727
Newfield Exploration Co.	74,930	2,346,808	*
Peabody Energy Corp.	173,300	3,862,857
Southwestern Energy Co.	167,840	5,837,475	*

Total Oil, Gas & Consumable Fuels		62,130,138

TOTAL ENERGY		83,145,426

FINANCIALS - 22.5%
Capital Markets - 4.3%
BlackRock Inc.	33,080	5,898,164
Franklin Resources Inc.	68,480	8,564,794
Greenhill & Co. Inc.	150,710	7,799,242

Total Capital Markets		22,262,200

Commercial Banks - 4.1%
First Republic Bank	117,480	4,048,361
KeyCorp	349,030	3,050,522
Regions Financial Corp.	426,400	3,074,344
U.S. Bancorp	331,600	11,373,880

Total Commercial Banks		21,547,107

Diversified Financial Services - 1.9%
JPMorgan Chase & Co.	239,096	9,678,606

Insurance - 6.8%
Allied World Assurance Co. Holdings AG	190,310	14,701,448

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY	SHARES	VALUE
Insurance - (continued)
Axis Capital Holdings Ltd.	228,850	$7,991,442
Chubb Corp.	163,080	12,439,742

Total Insurance		35,132,632

Real Estate Investment Trusts (REITs) - 3.9%
Pebblebrook Hotel Trust	219,535	5,134,923
Weyerhaeuser Co.	575,399	15,040,930

Total Real Estate Investment Trusts (REITs)		20,175,853

Real Estate Management & Development - 1.5%
Jones Lang LaSalle Inc.	100,460	7,670,121

TOTAL FINANCIALS		116,466,519

HEALTH CARE - 9.4%
Pharmaceuticals - 9.4%
GlaxoSmithKline PLC, ADR	127,840	5,911,322
Johnson & Johnson	168,560	11,615,470
Merck & Co. Inc.	376,690	16,988,719
Novartis AG, ADR	233,660	14,314,011

TOTAL HEALTH CARE		48,829,522

INDUSTRIALS - 11.6%
Aerospace & Defense - 4.5%
Boeing Co.	160,980	11,207,428
Honeywell International Inc.	202,600	12,105,350

Total Aerospace & Defense		23,312,778

Construction & Engineering - 1.6%
EMCOR Group Inc.	45,685	1,303,850
Fluor Corp.	98,650	5,552,022
Jacobs Engineering Group Inc.	41,210	1,666,120	*

Total Construction & Engineering		8,521,992

Electrical Equipment - 0.5%
Emerson Electric Co.	52,520	2,535,140

Machinery - 5.0%
Deere & Co.	118,670	9,789,089
Dover Corp.	133,070	7,916,334
Joy Global Inc.	46,200	2,589,972
Oshkosh Corp.	203,000	5,568,290	*

Total Machinery		25,863,685

TOTAL INDUSTRIALS		60,233,595

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 3.7%
Cisco Systems Inc.	546,770	10,437,840
Plantronics Inc.	39,270	1,387,409
Telefonaktiebolaget LM Ericsson, ADR	833,870	7,613,233

Total Communications Equipment		19,438,482

Computers & Peripherals - 0.5%
Hewlett-Packard Co.	144,280	2,461,417

Internet Software & Services - 2.5%
eBay Inc.	263,220	12,742,480	*

Semiconductors & Semiconductor Equipment - 6.3%
Applied Materials Inc.	1,031,720	11,519,154
KLA-Tencor Corp.	90,350	4,310,147
Samsung Electronics Co., Ltd., GDR	12,400	7,464,800
Texas Instruments Inc.	336,290	9,264,789

Total Semiconductors & Semiconductor Equipment		32,558,890

Software - 3.1%
Microsoft Corp.	351,680	10,473,030

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2012

SECURITY			SHARES	VALUE
Software - (continued)
Symantec Corp.			316,580	$5,698,440	*

Total Software				16,171,470

TOTAL INFORMATION TECHNOLOGY				83,372,739

MATERIALS - 2.0%
Chemicals - 0.3%
Mosaic Co.			25,940	1,494,403

Metals & Mining - 1.7%
BHP Billiton Ltd., ADR			68,280	4,684,691
Nucor Corp.			112,350	4,298,511

Total Metals & Mining				8,983,202

TOTAL MATERIALS				10,477,605

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.5%
AT&T Inc.			211,940	7,990,138

Wireless Telecommunication Services - 2.6%
Vodafone Group PLC, ADR			466,642	13,296,964

TOTAL TELECOMMUNICATION SERVICES				21,287,102

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $382,527,881)				515,815,609

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Interest in $650,000,000 joint tri-party repurchase agreement dated 9/28/12 with RBS Securities Inc.; Proceeds at maturity - $5,163,099; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 10/1/12 to 1/10/25; Market value - $5,266,280) (Cost - $5,163,000)	0.230%	10/1/12	$5,163,000	5,163,000

TOTAL INVESTMENTS - 100.5% (Cost - $387,690,881#)				520,978,609
Liabilities in Excess of Other Assets - (0.5)%				(2,724,024)

TOTAL NET ASSETS - 100.0%				$518,254,585

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$515,815,609	—	—	$515,815,609
Short-term investments†	—	$5,163,000	—	5,163,000

Total investments	$515,815,609	$5,163,000	—	$520,978,609

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$145,150,126
Gross unrealized depreciation	(11,862,398)

Net unrealized appreciation	$133,287,728

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2012, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 26, 2012

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2012